Stockholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of assumptions

	June 30,	June 30,
	2021	2020
Risk-free interest rate	0.93%	1.71%
Expected life of the options	10 years	10 years
Expected volatility	122.93%	158.86%
Expected dividend yield	0%	0%

Schedule of option activity

Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2020	210,000	$9.61	9.61	–
Granted	105,000	3.00	–	–
Exercised	–	$–	–	–
Forfeited or expired	–	$–	–	–
Outstanding at June 30, 2021	315,000	$4.80	8.83	336,000
Vested as of June 30, 2021	262,500	$5.16	8.64	84,000
Exercisable at June 30, 2021	315,000	$5.16	8.64	84,000

Schedule of options by exercise price

Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
315,000		315,000